Income Taxes (Details 2) - USD ($)	Dec. 31, 2015	Jun. 30, 2015
Current portion:
Operating loss carryforward	$ 894,493	$ 207,868
Accrued receivable	620,176	525,720
Corporation Income Tax in accordance with the PRC State Administration of Taxation	1,886,226	1,948,948
Net deferred tax (liabilities) assets	$ (371,557)	$ (1,215,360)